Goodwill (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill Rollforward and by Segment
Goodwill	$ 12,410	$ 11,886	$ 12,000
Accumulated impairment	(1,868)	(1,933)
Goodwill total	10,542	9,953	11,935
Acquisitions (4)		1,141	1
Dispositions (6)	(70)	(8)
Impairments	0	0	1,868
Effect of foreign currency translation and other	(600)	(544)	(115)
Goodwill	11,740	12,410	11,886
Accumulated impairment	(1,868)	(1,868)	(1,933)
Goodwill total	9,872	10,542	9,953
MetLife Bank [Member]
Goodwill Rollforward and by Segment
Accumulated impairment				(65)
Reduction of goodwill		(65)
Reduction of accumulated impairment		65
Accumulated impairment				(65)
Retail
Goodwill Rollforward and by Segment
Goodwill	3,125	3,125	3,125
Accumulated impairment	(1,692)	(1,692)	0
Goodwill total	1,433	1,433	3,125
Acquisitions (4)		0	0
Dispositions (6)	0	0
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			1,692
Effect of foreign currency translation and other	0	0	0
Goodwill	3,125	3,125	3,125
Accumulated impairment	(1,692)	(1,692)	(1,692)
Goodwill total	1,433	1,433	1,433
Group, Voluntary & Worksite Benefits
Goodwill Rollforward and by Segment
Goodwill	138	138	138
Accumulated impairment	0	0	0
Goodwill total	138	138	138
Acquisitions (4)		0	0
Dispositions (6)	0	0
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			0
Effect of foreign currency translation and other	0	0	0
Goodwill	138	138	138
Accumulated impairment	0	0	0
Goodwill total	138	138	138
Corporate Benefit Funding
Goodwill Rollforward and by Segment
Goodwill	900	900	900
Accumulated impairment	0	0	0
Goodwill total	900	900	900
Acquisitions (4)		0	0
Dispositions (6)	(60)	0
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			0
Effect of foreign currency translation and other	0	0	0
Goodwill	840	900	900
Accumulated impairment	0	0	0
Goodwill total	840	900	900
Latin America
Goodwill Rollforward and by Segment
Goodwill	1,588	527	501
Accumulated impairment	0	0	0
Goodwill total	1,588	527	501
Acquisitions (4)		1,140	0
Dispositions (6)	0	0
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			0
Effect of foreign currency translation and other	(203)	(79)	26
Goodwill	1,385	1,588	527
Accumulated impairment	0	0	0
Goodwill total	1,385	1,588	527
Asia
Goodwill Rollforward and by Segment
Goodwill	4,898	5,387	5,533
Accumulated impairment	0	0	0
Goodwill total	4,898	5,387	5,533
Acquisitions (4)		0	0
Dispositions (6)	(3)	0
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			0
Effect of foreign currency translation and other	(280)	(489)	(146)
Goodwill	4,615	4,898	5,387
Accumulated impairment	0	0	0
Goodwill total	4,615	4,898	5,387
EMEA
Goodwill Rollforward and by Segment
Goodwill	1,356	1,339	1,333
Accumulated impairment	0	0	0
Goodwill total	1,356	1,339	1,333
Acquisitions (4)		1	1
Dispositions (6)	(7)	(8)
Reduction of goodwill		0
Reduction of accumulated impairment		0
Impairments			0
Effect of foreign currency translation and other	(117)	24	5
Goodwill	1,232	1,356	1,339
Accumulated impairment	0	0	0
Goodwill total	1,232	1,356	1,339
Corporate & Other
Goodwill Rollforward and by Segment
Goodwill	405	470	470
Accumulated impairment	(176)	(241)	(65)
Goodwill total	229	229	405
Acquisitions (4)		0	0
Dispositions (6)	0	0
Reduction of goodwill		(65)
Reduction of accumulated impairment		65
Impairments			176
Effect of foreign currency translation and other	0	0	0
Goodwill	405	405	470
Accumulated impairment	(176)	(176)	(241)
Goodwill total	$ 229	$ 229	$ 229